Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information:
Entity Registrant Name	Pernix Group, Inc.
Document Type	8-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0001082198
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	9,403,697
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Unaudited Pro Forma Consolidated Balance Sheet as of June 30, 2012 (USD $)	Jun. 30, 2012
PernixConsolidatedHistorical
Cash and cash equivalents	$ 8,765,139
Accounts receivable less allowance for doubtful accounts of zero at June 30, 2012	17,446,664
Other receivables	271,096
Inventories	1,449,700
Deferred tax asset	1,588,953
Prepaid expenses and other current assets	394,697
Total current assets	29,916,249
Plant, and equipment, net of accumulated depreciation of $806,849 at June 30, 2012	408,567
Deferred tax asset, (net of valuation allowance of $22,103,132 at June 30, 2012)	3,729,878
Other assets	47,533
Total assets	34,102,227
Accounts payable	4,979,538
Accounts payable - related party	35,088
Accounts Payable - Others	31,701
Accrued expenses	10,575,840
Interest payable - related party	452,412
Short term debt	17,292
Short term debt - related party	1,000,000
Billings in excess of costs and estimated earnings	6,064,490
Dividends payable	103,109
Total current liabilities	23,259,470
Long Term Debt	30,471
Long-term debt - related party	1,274,301
Total liabilities	24,564,242
Convertible senior preferred stock, $0.01 par value. Authorized 50 million shares $170,000 involuntary liquidation preference, 170,000 shares issued and outstanding at June 30, 2012	1,700
Common stock, $0.01 par value. Authorized 200,000,000 shares, 9,403,697 issued and outstanding at June 30, 2012	94,037
Additional paid-in capital	76,844,750
Accumulated deficit	(69,840,310)
Accumulated comprehensive (loss)	(231,562)
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	6,868,615
Noncontrolling interest	2,669,370
Total equity	9,537,985
Total liabilities and Stockholders' equity	34,102,227
ProFormaAdjustmentsTCNMIDisposition
Cash and cash equivalents	(42,927)	[1]
Cash proceeds from the sale of TCNMI	1,000	[2]
Accounts receivable less allowance for doubtful accounts of zero at June 30, 2012	(413,223)	[1]
Other receivables	(27,171)	[1]
Other receivables on the sale of TCNMI	50,000	[1]
Deferred tax asset	(474,606)	[3]
Prepaid expenses and other current assets	(8,059)	[1]
Total current assets	(914,986)
Plant, and equipment, net of accumulated depreciation of $806,849 at June 30, 2012	(8,482)	[1]
Deferred tax asset, (net of valuation allowance of $22,103,132 at June 30, 2012)		[4]
Other assets	(9,487)	[1]
Total assets	(932,955)
Accounts payable	(439,157)	[1]
Accounts Payable - Others	33,883	[1]
Accrued expenses	(1,202,241)	[1]
Total current liabilities	(1,607,515)
Total liabilities	(1,607,515)
Accumulated deficit	674,560	[3]
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	674,560
Total equity	674,560
Total liabilities and Stockholders' equity	(932,955)
PernixProFormaConsolidated
Cash and cash equivalents	8,722,212
Cash proceeds from the sale of TCNMI	1,000
Accounts receivable less allowance for doubtful accounts of zero at June 30, 2012	17,033,441
Other receivables	243,925
Other receivables on the sale of TCNMI	50,000
Inventories	1,449,700
Deferred tax asset	1,114,347
Prepaid expenses and other current assets	386,638
Total current assets	29,001,263
Plant, and equipment, net of accumulated depreciation of $806,849 at June 30, 2012	400,085
Deferred tax asset, (net of valuation allowance of $22,103,132 at June 30, 2012)	3,729,878
Other assets	38,046
Total assets	33,169,272
Accounts payable	4,540,381
Accounts payable - related party	35,088
Accounts Payable - Others	65,584
Accrued expenses	9,373,599
Interest payable - related party	452,412
Short term debt	17,292
Short term debt - related party	1,000,000
Billings in excess of costs and estimated earnings	6,064,490
Dividends payable	103,109
Total current liabilities	21,651,955
Long Term Debt	30,471
Long-term debt - related party	1,274,301
Total liabilities	22,956,727
Convertible senior preferred stock, $0.01 par value. Authorized 50 million shares $170,000 involuntary liquidation preference, 170,000 shares issued and outstanding at June 30, 2012	1,700
Common stock, $0.01 par value. Authorized 200,000,000 shares, 9,403,697 issued and outstanding at June 30, 2012	94,037
Additional paid-in capital	76,844,750
Accumulated deficit	(69,165,750)
Accumulated comprehensive (loss)	(231,562)
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	7,543,175
Noncontrolling interest	2,669,370
Total equity	10,212,545
Total liabilities and Stockholders' equity	$ 33,169,272

[1]	To reflect the removal or adjustment of TCNMI balance sheet accounts as set forth in the October 12, 2012 Securities Purchase Agreement.
[2]	To reflect cash Pernix Group Inc. received for the sale of its interest in TCNMI.
[3]	To reflect estimated $0.7 million gain, net of tax expense of $0.4 million, related to the sale of TCNMI.
[4]	As disclosed in the Pernix Group, Inc. Form 10-Q filed on August 14, 2012, TCNMI had deferred tax assets related to historical net operating losses of $15,206,478 that were fully offset by a valuation allowance. Subsequent to the sale of TCNMI, these net operating loss deferred tax assets do not remain with the Company. However, the Company realized a tax loss for U.S. income tax purposes on the sale of TCNMI of $51.8 million, thereby generating new tax assets in the amount of $21.5 million, consisting of $3.8 million of state deferred tax assets and $17.7 million of federal deferred tax assets all of which are fully reserved for by a valuation allowance as of the sale date as the Company��s assessment at this time does not suggest that it is more likely than not that these assets will be realized.

Unaudited Pro Forma Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012
PernixConsolidatedHistorical
Accumulated depreciation	$ 1,041,671
Deferred tax assets, valuation allowances noncurrent	15,926,895
Preferred stock, par value	$ 0.01
Preferred Stock, Liquidation Preference, Value	170,000
Preferred stock, shares authorized	50,000,000
Preferred stock, issued	170,000
Preferred stock, outstanding	170,000
Common stock, par value	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, issued	9,403,697
Common stock, outstanding	9,403,697
PernixProFormaConsolidated
Accumulated depreciation	806,849
Deferred tax assets, valuation allowances noncurrent	22,103,132
Preferred stock, par value	$ 0.01
Preferred Stock, Liquidation Preference, Value	$ 170,000
Preferred stock, shares authorized	50,000,000
Preferred stock, issued	170,000
Preferred stock, outstanding	170,000
Common stock, par value	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, issued	9,403,697
Common stock, outstanding	9,403,697

Unaudited Pro Forma Consolidated Statement of Operations for Year Ending December 31, 2011 and Six Month Ended June 30, 2012 (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
PernixConsolidatedHistorical
Construction revenues	$ 58,247,272		$ 51,841,103
Transmitter design and installation			10,207,047
Service fees - power generation plant	3,077,683		7,791,874
Service fees - related party			826
Gross revenues	61,324,955		69,840,850
Construction costs	54,000,353		47,982,824
Transmitter design and installation cost			7,373,347
Operation and maintenance costs - power generation plant	2,110,984		5,018,011
Cost of revenues	56,111,337		60,374,182
Gross profit	5,213,618		9,466,668
Salaries and employee benefits	1,587,312		7,265,885
Building rental and occupancy expense	35,632		682,342
Occupancy - related party	52,445		103,724
Impairment of long-lived assets			1,698,899
General and administrative	1,729,387		2,645,507
Total operating expenses	3,404,776		12,396,357
Operating income (loss)	1,808,842		(2,929,689)
Interest (expense)/income, net	(11,756)		(172,823)
Interest (expense) - related party	(89,293)		(133,319)
Foreign currency exchange (loss)	(18,403)		(50,742)
Other income /(loss), net	763,857		106,965
Total other income (expense)	644,405		(249,919)
Consolidated income / (loss) before income taxes	2,453,247		(3,179,608)
Income tax benefit / (expense)	(1,160,540)		5,787,400
Consolidated income (loss) from continuing operations	1,292,707		2,607,792
Reclassification of TransRadio loss to loss on Discontinued Operations	(1,117,525)
Consolidated net income (loss)	175,182		2,607,792
Less: Net income/(loss) attributable to noncontrolling interest	1,860,180		658,317
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	(1,684,998)		1,949,475
Less: Preferred stock dividends	45,583		126,497
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc., and subsidiaries	(1,730,581)		1,822,978
Basic net income / (loss) per share from continuing operations	$ (0.07)		$ 0.19
Diluted net income / (loss) per share from continuing operations	$ (0.07)		$ 0.21
Basic net income / (loss) per share from discontinued operations	$ (0.12)		$ 0
Weighted average shares outstanding - basic	9,403,697		9,403,697
Weighted average shares outstanding - diluted	9,403,697		9,429,647
ProFormaAdjustmentsTCNMIDisposition
Service fees - power generation plant	809,350	[1]	1,604,252	[1]
Gross revenues	809,350		1,604,252
Operation and maintenance costs - power generation plant	562,570	[1]	1,155,797	[1]
Cost of revenues	562,570		1,155,797
Gross profit	246,780		448,455
Salaries and employee benefits	38,254	[1]	75,940	[1]
Building rental and occupancy expense	2,951	[1]	5,846	[1]
Occupancy - related party			99,982	[1]
General and administrative	530,467	[1]
Total operating expenses	571,672		181,768
Operating income (loss)	(324,892)		266,687
Interest (expense)/income, net	6,874	[1]	5,314	[1]
Other income /(loss), net	2,175	[1]	8,140	[1]
Total other income (expense)	9,049		13,454
Consolidated income / (loss) before income taxes	(315,843)		280,141
Income tax benefit / (expense)	(1,395,808)	[1]	1,395,808	[1]
Consolidated income (loss) from continuing operations	(1,711,651)		1,675,949
Consolidated net income (loss)	(1,711,651)		1,675,949
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	(1,711,651)		1,675,949
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc., and subsidiaries	(1,711,651)		1,675,949
Basic net income / (loss) per share from continuing operations	$ (0.18)		$ 0.18
Diluted net income / (loss) per share from continuing operations	$ (0.18)		$ 0.18
Weighted average shares outstanding - basic	9,403,697		9,403,697
Weighted average shares outstanding - diluted	9,403,697		9,429,647
ProFormaReclassofTransRadioDisposition
Transmitter design and installation			10,207,047	[2]
Gross revenues			10,207,047
Transmitter design and installation cost			7,373,347	[2]
Cost of revenues			7,373,347
Gross profit			2,833,700
Salaries and employee benefits			4,775,245	[2]
Building rental and occupancy expense			596,582	[2]
Impairment of long-lived assets			1,698,899	[2]
General and administrative			(55,373)	[2]
Total operating expenses			7,015,353
Operating income (loss)			(4,181,653)
Interest (expense)/income, net			(172,965)	[2]
Interest (expense) - related party			(16,910)	[2]
Other income /(loss), net			(55,648)	[2]
Total other income (expense)			(245,523)
Consolidated income / (loss) before income taxes			(4,427,176)	[2]
Income tax benefit / (expense)			425,335	[2]
Consolidated income (loss) from continuing operations			(4,001,841)
Reclassification of TransRadio loss to loss on Discontinued Operations			3,688,929	[2]
Consolidated net income (loss)			(312,912)
Less: Net income/(loss) attributable to noncontrolling interest			(384,163)	[2]
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries			71,251
Less: Preferred stock dividends			71,251	[2]
Basic net income / (loss) per share from continuing operations			$ (0.39)
Diluted net income / (loss) per share from continuing operations			$ (0.39)
Weighted average shares outstanding - basic			9,403,697
Weighted average shares outstanding - diluted			9,403,697
PernixProFormaConsolidated
Construction revenues	58,247,272		51,841,103
Service fees - power generation plant	2,268,333		6,187,622
Service fees - related party			826
Gross revenues	60,515,605		58,029,551
Construction costs	54,000,353		47,982,824
Operation and maintenance costs - power generation plant	1,548,414		3,862,214
Cost of revenues	55,548,767		51,845,038
Gross profit	4,966,838		6,184,513
Salaries and employee benefits	1,549,058		2,414,700
Building rental and occupancy expense	32,681		79,914
Occupancy - related party	52,445		3,742
General and administrative	1,198,920		2,700,880
Total operating expenses	2,833,104		5,199,236
Operating income (loss)	2,133,734		985,277
Interest (expense)/income, net	(18,630)		(5,172)
Interest (expense) - related party	(89,293)		(116,409)
Foreign currency exchange (loss)	(18,403)		(50,742)
Other income /(loss), net	761,682		154,473
Total other income (expense)	635,356		(17,850)
Consolidated income / (loss) before income taxes	2,769,090		967,427
Income tax benefit / (expense)	235,268		3,966,257
Consolidated income (loss) from continuing operations	3,004,358		4,933,684
Reclassification of TransRadio loss to loss on Discontinued Operations	(1,117,525)		(3,688,929)
Consolidated net income (loss)	1,886,833		1,244,755
Less: Net income/(loss) attributable to noncontrolling interest	1,860,180		1,042,480
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	26,653		202,275
Less: Preferred stock dividends	45,583		55,246
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc., and subsidiaries	$ (18,930)		$ 147,029
Basic net income / (loss) per share from continuing operations	$ 0.12		$ 0.41
Diluted net income / (loss) per share from continuing operations	$ 0.12		$ 0.41
Basic net income / (loss) per share from discontinued operations	$ (0.12)		$ (0.39)
Weighted average shares outstanding - basic	9,403,697		9,403,697
Weighted average shares outstanding - diluted	9,566,210		9,429,647

[1]	To reflect the removal of the operating results of TCNMI as if the transaction occurred on January 1, 2011.
[2]	In early 2012, the Company sold its interest in TransRadio SenderSystemme Berlin A.G. (TransRadio) as disclosed in the form 8-K filed on April 20, 2012. The purpose of these adjustments is to reclassify the TransRadio loss to Loss from Discontinued Operations for the year ended December 31, 2011.

Items (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Deferred tax assets, gross noncurent	$ 15.2
U.S. income tax	51.8 [1]
Deferred Tax Assets Gross Noncurrent	21.5 [2]
State deferred tax assets	3.8 [3]
Federal deferred tax assets	$ 17.7 [4]

[1]	Realized tax loss for U.S. income tax purposes on the sale of TCNMI
[2]	Total amount of deferred tax assets generated with the sale of TCNMI
[3]	Amount of state deferred tax asset related to the sale of TCNMI
[4]	Amount of Federal deferred tax asset related to the sale of TCNMI